Significant Accounting Policies - Narrative (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 24, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies [Line Items]
General corporate expenses		$ 72,323	$ 44,880	$ 59,724
Advertising expense		49,629	48,505	$ 35,449
Goodwill, impairment loss		161,714	332,755
Indefinite lived intangible assets, impairment loss		$ 50,300
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment of goodwill and intangibles
Workers' compensation liability		$ 2,344	$ 2,079
Outdoor Cooking
Summary of Significant Accounting Policies [Line Items]
Goodwill, impairment loss	$ 26,219
Amortizing intangible assets and long-lived assets, impairment charges		$ 6,798
Minimum
Summary of Significant Accounting Policies [Line Items]
Warranty period (in years)		1 year
Weighted average cost of capital (in percent)		12.50%	10.50%
Maximum
Summary of Significant Accounting Policies [Line Items]
Weighted average cost of capital (in percent)		16.00%	14.00%